NON - CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
NON - CONTROLLING INTERESTS
NON - CONTROLLING INTERESTS

38      NON - CONTROLLING INTERESTS

Other than the senior perpetual securities issued by a subsidiary of the Group that presented as non-controlling interests in the consolidated financial statements and disclosed in Note 40, details of the Group’s subsidiaries that have material non-controlling interests are set out below:

	December 31,	December 31,
	2020	2021

Percentage of equity interest held by non-controlling interests
Ningxia Energy	29.18%	29.18%
Shanxi Zhongrun	60.00%	60.00%
Guizhou Huaren	60.00%	60.00%

Profit/(loss) for the year allocated to non-controlling interests
Ningxia Energy	48,040	(90,237)
Shanxi Zhongrun	147,747	745,212
Guizhou Huaren	420,737	558,020

Dividends distributed to non-controlling interests
Ningxia Energy	—	115,380
Shanxi Zhongrun	—	—
Guizhou Huaren	—	252,837

Accumulated balances of non-controlling interests at the year end
Ningxia Energy	5,178,314	5,055,069
Shanxi Zhongrun	1,277,602	2,020,621
Guizhou Huaren	1,359,716	1,642,061

38      NON - CONTROLLING INTERESTS (CONTINUED)

The following tables illustrate the summarized financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	Ningxia Energy
	2020	2021

Revenue	6,932,708	7,670,316
Total expenses	6,768,073	7,979,557
Profit for the year	164,635	(309,241)
Total comprehensive (loss)/ income for the year	164,635	(309,241)

Current assets	6,037,632	2,912,805
Non-current assets	31,242,070	29,086,775
Current liabilities	9,779,461	8,256,229
Non-current liabilities	16,256,073	12,710,354

Net cash flows from operating activities	2,617,463	5,458,921

Net cash flows used in investing activities	(652,297)	(802,678)
Net cash flows used in financing activities	(1,792,661)	(5,381,480)
Effect of foreign exchange rate changes, net	—	—

Net (decrease)/increase in cash and cash equivalents	172,505	(725,237)

	Shanxi Zhongrun
	2020	2021

Revenue	3,561,831	8,028,780
Total expenses	3,315,585	6,786,760
Profit for the year	246,246	1,242,020
Total comprehensive income for the year	246,246	1,242,020

Current assets	643,121	375,567
Non-current assets	4,138,211	3,945,351
Current liabilities	2,595,397	890,245
Non-current liabilities	45,365	25,773

Net cash flows from operating activities	418,528	1,895,610
Net cash flows used in investing activities	(188,504)	(365,340)
Net cash flows used in financing activities	(404,548)	(1,530,330)
Effect of foreign exchange rate changes, net	—	—

Net decrease in cash and cash equivalents	(174,524)	(60)

38      NON - CONTROLLING INTERESTS (CONTINUED)

	Guizhou Huaren
	2020	2021

Revenue	6,094,811	7,284,585
Total expenses	5,393,582	6,354,551
Profit for the year	701,229	930,034
Total comprehensive income for the year	701,229	930,034

Current assets	1,610,363	2,150,014
Non-current assets	2,601,807	2,529,274
Current liabilities	1,003,650	1,026,955
Non-current liabilities	932,570	530,531

Net cash flows from operating activities	992,304	1,677,338
Net cash flows used in investing activities	(27,475)	(16,069)
Net cash flows used in financing activities	(612,892)	(974,588)
Effect of foreign exchange rate changes, net	—	—

Net increase in cash and cash equivalents	351,937	686,681